Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.5%
		Brazil: 2.8%
87,437		BB Seguridade Participacoes SA	$ 325,370	0.2
27,551		Cia de Saneamento Basico do Estado de Sao Paulo	165,300	0.1
80,606		Cia Siderurgica Nacional S.A.	312,568	0.2
19,200		CPFL Energia SA	90,299	0.1
26,476		Energisa SA - Unit	213,387	0.2
108,245		Equatorial Energia SA	435,148	0.3
49,028		Telefonica Brasil SA-VIVT3	437,706	0.3
321,608		TIM SA/Brazil	787,737	0.5
110,017		Vale SA	1,363,410	0.9
			4,130,925	2.8

		Chile: 0.3%
104,239		Cencosud SA	166,304	0.1
509,899		Colbun SA	33,390	0.0
88,742		Falabella SA	274,579	0.2
			474,273	0.3

		China: 33.2%
1,188,000		Agricultural Bank of China Ltd. - H Shares	392,364	0.3
278,000	(1)	Alibaba Group Holding Ltd.	4,439,021	3.1
76,000	(2)	A-Living Smart City Services Co. Ltd - H Shares	178,553	0.1
123,000		Anhui Conch Cement Co., Ltd. - H Shares	559,998	0.4
30,000		Anta Sports Products Ltd.	479,062	0.3
5,363		Autohome, Inc. ADR	183,254	0.1
2,693,000		Bank of China Ltd. - H Shares	935,107	0.6
397,110		Bank of Jiangsu Co. Ltd. - A Shares	366,033	0.3
2,500		Beijing Kingsoft Office Software, Inc. - A Shares	105,270	0.1
21,978		BGI Genomics Co. Ltd. - A Shares	328,820	0.2
445,500		BOE Technology Group Co. Ltd. - A Shares	336,446	0.2
734,000		Bosideng International Holdings Ltd.	516,533	0.4
148,000	(1)	Brilliance China Automotive Holdings Ltd.	62,900	0.0
9,500		Byd Co., Ltd. - H Shares	373,669	0.3
1,204,000		China Cinda Asset Management Co. Ltd. - H Shares	192,381	0.1
917,000		China CITIC Bank Corp. Ltd. - H Shares	393,580	0.3
1,012,000		China Communications Services Corp., Ltd. - H Shares	481,772	0.3
2,699,000		China Construction Bank - H Shares	1,758,686	1.2
1,466,000		China Everbright Bank Co. Ltd. - H Shares	502,625	0.3
412,000		China Everbright Ltd.	441,596	0.3
349,000	(2)	China Feihe Ltd.	466,864	0.3
38,000		China Lesso Group Holdings Ltd.	55,185	0.0
237,000		China Medical System Holdings Ltd.	388,157	0.3
53,000		China Mengniu Dairy Co., Ltd.	297,044	0.2
51,000		China Merchants Bank Co., Ltd. - H Shares	395,094	0.3
450,000		China National Building Material Co., Ltd. - H Shares	483,444	0.3
290,000		China Oilfield Services Ltd. - H Shares	228,355	0.2
165,500		China Overseas Land & Investment Ltd.	380,477	0.3
517,000		China Railway Group Ltd. - H Shares	245,790	0.2
578,000		China Resources Cement Holdings Ltd. - H Shares	420,723	0.3
100,000		China Resources Land Ltd.	417,772	0.3
236,500	(2)	China Resources Pharmaceutical Group Ltd.	102,846	0.1
333,000		China Shenhua Energy Co., Ltd. - H Shares	689,920	0.5
2,626,000	(2)	China Tower Corp. Ltd. - H Shares	332,381	0.2
584,000	(2)	China Yuhua Education Corp. Ltd.	279,343	0.2
88,000		Chinasoft International Ltd.	146,315	0.1
195,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	66,534	0.0
574,000		CITIC Ltd.	517,046	0.4
621,360		CSPC Pharmaceutical Group Ltd.	644,200	0.4
52,979		Daan Gene Co. Ltd. - A Shares	176,620	0.1
507,000	(2)	Dali Foods Group Co. Ltd.	266,568	0.2
14,160		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	78,366	0.1
50,600		Dong-E-E-Jiao Co. Ltd. - A Shares	326,223	0.2
538,000		Far East Horizon Ltd.	467,076	0.3
184,900		Focus Media Information Technology Co. Ltd. - A Shares	205,958	0.1
5,500		G-bits Network Technology Xiamen Co. Ltd. - A Shares	325,554	0.2
165,560		Giant Network Group Co. Ltd. - A Shares	262,828	0.2
11,800		Guangzhou Wondfo Biotech Co. Ltd. - A Shares	71,614	0.1

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
95,000		Haier Smart Home Co. Ltd. - H Shares	$ 354,501	0.2
65,900		Huafon Chemical Co. Ltd. - A Shares	110,591	0.1
294,400	(2)	Huatai Securities Co. Ltd. - H Shares	421,815	0.3
89,900		Huaxin Cement Co. Ltd. - A Shares	250,907	0.2
63,100		Huayu Automotive Systems Co. Ltd. - A Shares	255,252	0.2
2,457,592		Industrial & Commercial Bank of China - H Shares	1,298,673	0.9
188,800		Industrial Bank Co. Ltd. - A Shares	532,132	0.4
26,556		Intco Medical Technology Co. Ltd. - A Shares	272,140	0.2
23,500		Jafron Biomedical Co. Ltd. - A Shares	189,235	0.1
18,400		Jason Furniture Hangzhou Co. Ltd. - A Shares	192,826	0.1
13,770	(1)	JD.com, Inc. ADR	1,158,195	0.8
304,800		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	327,344	0.2
260,500		Jinke Properties Group Co. Ltd. - A Shares	168,045	0.1
6,000		JiuGui Liquor Co. Ltd. - A Shares	211,167	0.1
237,300		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	445,538	0.3
5,772		JOYY, Inc. ADR	295,526	0.2
854,000		Kaisa Group Holdings Ltd. - H Shares	116,472	0.1
155,500		Kingboard Holdings Ltd.	780,593	0.5
108,200		Kingsoft Corp. Ltd.	468,207	0.3
800		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	242,456	0.2
118,500		KWG Group Holdings Ltd.	87,874	0.1
590,000		Lenovo Group Ltd.	604,166	0.4
59,000		Li Ning Co. Ltd.	667,325	0.5
238,000		Logan Group Co. Ltd.	229,821	0.2
44,494		Maccura Biotechnology Co. Ltd. - A Shares	218,240	0.1
51,700	(1),(2)	Meituan Class B	1,571,386	1.1
117,000		Ming Yuan Cloud Group Holdings Ltd.	333,505	0.2
8,248		NetEase, Inc. ADR	888,557	0.6
56,500		New China Life Insurance Co. Ltd. - H Shares	150,929	0.1
25,001	(1)	NIO, Inc. ADR	978,289	0.7
86,185		Perfect World Co. Ltd./China - A Shares	254,866	0.2
1,684,000		PetroChina Co., Ltd. - H Shares	729,186	0.5
5,200	(2)	Pharmaron Beijing Co. Ltd. - H Shares	107,283	0.1
158,000		PICC Property & Casualty Co., Ltd. - H Shares	135,081	0.1
57,000		Ping An Insurance Group Co. of China Ltd. - H Shares	395,138	0.3
241,000		Powerlong Real Estate Holdings Ltd.	145,172	0.1
69,600		Sailun Group Co. Ltd. - A Shares	152,876	0.1
51,800		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	152,282	0.1
48,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	67,540	0.0
177,000		Shanghai International Port Group Co. Ltd. - A Shares	133,122	0.1
39,000		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	71,110	0.0
4,000		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	226,040	0.2
94,700		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	87,682	0.1
92,000		Shimao Group Holdings Ltd.	106,028	0.1
39,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	116,701	0.1
1,000		Silergy Corp.	169,019	0.1
681,000		Sino Biopharmaceutical Ltd.	497,841	0.3
39,500		Sinotruk Hong Kong Ltd.	58,454	0.0
23,000	(2)	Smoore International Holdings Ltd.	137,110	0.1
102,100		Tencent Holdings Ltd.	5,954,378	4.1
32,330		Tianjin 712 Communication & Broadcasting Co. Ltd. - A Shares	188,262	0.1
150,000		Tingyi Cayman Islands Holding Corp.	289,787	0.2
305,000	(2)	Topsports International Holdings Ltd. - H Shares	354,646	0.2
42,000		Tsingtao Brewery Co., Ltd. - H Shares	339,503	0.2
224,000		Uni-President China Holdings Ltd.	219,766	0.2
443,000		Want Want China Holdings Ltd.	373,941	0.3
79,392		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	293,222	0.2
452,800		Yuexiu Property Co. Ltd.	422,662	0.3
299,000		Zhejiang Semir Garment Co. Ltd. - A Shares	338,287	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
60,200		Zhuzhou Kibing Group Co. Ltd. - A Shares	$ 150,577	0.1
			48,255,236	33.2

		Colombia: 0.5%
435,083		Ecopetrol SA	282,069	0.2
57,926		Grupo de Inversiones Suramericana SA	363,941	0.3
			646,010	0.5

		Egypt: 0.6%
223,153	(1)	Commercial International Bank Egypt SAE	726,380	0.5
177,779		Eastern Co. SAE	126,312	0.1
			852,692	0.6

		Hungary: 0.4%
11,390	(1)	OTP Bank Nyrt	628,913	0.4

		India: 11.1%
9,677		ACC Ltd.	293,834	0.2
8,617	(1)	Axis Bank Ltd.	75,043	0.0
76,814	(1)	Bharti Airtel Ltd.	744,406	0.5
26,995		Cholamandalam Investment and Finance Co. Ltd.	197,564	0.1
42,567		Cipla Ltd.	549,910	0.4
61,754		Container Corp. Of India Ltd.	509,229	0.3
38,626		GAIL India Ltd.	66,704	0.0
38,446		Grasim Industries Ltd.	851,373	0.6
134,647		Hindalco Industries Ltd.	738,799	0.5
16,693		Housing Development Finance Corp.	594,153	0.4
156,643		ICICI Bank Ltd.	1,480,662	1.0
60,455		Indus Towers Ltd.	228,760	0.2
99,714		Infosys Ltd.	2,268,096	1.6
131,479		ITC Ltd.	386,324	0.3
3,840		Larsen & Toubro Ltd.	90,276	0.1
52,721		Mahindra & Mahindra Ltd.	585,943	0.4
3,919		Muthoot Finance Ltd.	74,344	0.0
428,236		Oil & Natural Gas Corp., Ltd.	803,370	0.6
87,723		Power Grid Corp. of India Ltd.	241,167	0.2
347,925		REC Ltd.	622,034	0.4
1,214		Shree Cement Ltd.	421,965	0.3
15,241		Shriram Transport Finance Co. Ltd.	285,560	0.2
113,738		State Bank of India	695,797	0.5
25,725		Tata Consultancy Services Ltd.	1,209,005	0.8
50,291		Tata Steel Ltd.	713,591	0.5
61,065		Tech Mahindra Ltd.	1,250,700	0.9
1,893		Ultratech Cement Ltd.	186,944	0.1
			16,165,553	11.1

		Indonesia: 2.6%
3,850,800		Adaro Energy Tbk PT	458,825	0.3
1,403,600		Astra International Tbk PT	565,969	0.4
1,483,000		Bank Central Asia Tbk PT	753,554	0.5
1,231,000		Bank Mandiri Persero TBK PT	600,949	0.4
130,200		Indah Kiat Pulp & Paper Tbk PT	68,491	0.1
2,516,800		Kalbe Farma Tbk PT	281,079	0.2
223,100		Semen Indonesia Persero Tbk PT	124,306	0.1
1,627,000		Telkom Indonesia Persero Tbk PT	452,999	0.3
328,000		United Tractors Tbk PT	487,900	0.3
			3,794,072	2.6

		Malaysia: 1.0%
14,600		Fraser & Neave Holdings Bhd	89,144	0.1
84,300		Hong Leong Bank BHD	361,901	0.2
284,400		Kossan Rubber Industries Bhd	145,188	0.1
120,300		Public Bank BHD	112,545	0.1
386,700		RHB Bank Bhd	484,563	0.3
166,700		Supermax Corp. Bhd	74,414	0.1
290,200		Top Glove Corp. Bhd	201,896	0.1
			1,469,651	1.0

		Mexico: 1.7%
45,722		Arca Continental SAB de CV	278,799	0.2
386,738		Fibra Uno Administracion SA de CV	356,212	0.2
124,699		Fomento Economico Mexicano SAB de CV - Unit	884,655	0.6
226,751		Grupo Bimbo SAB de CV	597,901	0.4
130,226		Megacable Holdings SAB de CV - Unit	362,392	0.3
			2,479,959	1.7

		Philippines: 0.6%
23,670		GT Capital Holdings, Inc.	267,055	0.2
145,550		International Container Terminal Services, Inc.	571,685	0.4
			838,740	0.6

		Qatar: 2.0%
315,995		Barwa Real Estate Co.	268,262	0.2
323,919		Commercial Bank PQSC	582,716	0.4
174,944		Industries Qatar QSC	697,662	0.5
711,462		Masraf Al Rayan	947,704	0.6
767,206		Mesaieed Petrochemical Holding Co.	436,489	0.3
			2,932,833	2.0

		Russia: 3.8%
44,310		Alrosa PJSC	77,029	0.1
10,261,076		Inter RAO UES PJSC	592,270	0.4
13,524		Lukoil PJSC	1,191,530	0.8
47,840		Magnit PJSC GDR	737,521	0.5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
59,048		Mobile TeleSystems PJSC ADR	$ 472,974	0.3
23,589		Severstal PAO	500,191	0.3
1,774,268		Surgutneftegas PJSC	879,488	0.6
126,859		Tatneft PJSC	811,486	0.6
10,041		X5 Retail Group N.V. - FIVEL GDR	277,677	0.2
			5,540,166	3.8

		Saudi Arabia: 1.7%
8,466		Al Rajhi Bank	297,462	0.2
9,745		SABIC Agri-Nutrients Co.	448,023	0.3
8,704		Sahara International Petrochemical Co.	89,207	0.0
121,163		Saudi Electricity Co.	760,826	0.6
70,231		Saudi Industrial Investment Group	566,288	0.4
14,786		Saudi National Bank	238,052	0.2
			2,399,858	1.7

		South Africa: 2.7%
25,416		Absa Group Ltd.	213,403	0.1
2,605		Anglo American Platinum Ltd.	276,320	0.2
5,700		Aspen Pharmacare Holdings Ltd.	85,262	0.1
15,725		Bidvest Group Ltd.	178,754	0.1
18,529		Exxaro Resources Ltd.	176,856	0.1
8,190		Gold Fields Ltd.	94,267	0.1
40,911		Impala Platinum Holdings Ltd.	512,385	0.3
7,945		Mr Price Group Ltd.	99,406	0.1
64,049	(1)	MTN Group Ltd.	646,074	0.4
2,432		Naspers Ltd.	375,884	0.3
221,115		Rand Merchant Investment Holdings Ltd.	581,808	0.4
5,559	(1)	Sasol Ltd.	91,375	0.1
23,869		Shoprite Holdings Ltd.	295,883	0.2
40,592		Sibanye Stillwater Ltd.	126,577	0.1
27,541		Woolworths Holdings Ltd./South Africa	89,018	0.1
			3,843,272	2.7

		South Korea: 9.4%
1,216		Amorepacific Corp.	160,653	0.1
1,693		AMOREPACIFIC Group	58,767	0.0
502		BGF retail Co. Ltd.	61,331	0.1
7,057		CJ Corp.	475,026	0.3
3,399		CJ ENM Co. Ltd.	387,712	0.3
7,348		DB Insurance Co. Ltd.	333,024	0.2
12,145		Fila Holdings Corp.	357,633	0.3
11,757		GS Engineering & Construction Corp.	362,912	0.3
6,300		GS Holdings Corp.	198,444	0.1
25,588		Hana Financial Group, Inc.	850,476	0.6
11,778		Hankook Tire & Technology Co. Ltd.	381,878	0.3
5,235		Hyundai Engineering & Construction Co. Ltd.	194,498	0.1
1,088		Hyundai Mobis Co. Ltd.	201,928	0.1
12,107		Hyundai Steel Co.	376,836	0.3
5,799		Kakao Corp.	593,295	0.4
19,986		KB Financial Group, Inc.	888,236	0.6
11,266		Kia Corp.	737,353	0.5
1,046		Korea Investment Holdings Co., Ltd.	66,120	0.1
444		LG Chem Ltd.	260,092	0.2
3,368		LG Electronics, Inc.	327,816	0.2
26,691		LG Uplus Corp.	303,754	0.2
7,036		Lotte Shopping Co. Ltd.	494,818	0.3
3,215		POSCO	705,871	0.5
5,221		Samsung Electro-Mechanics Co. Ltd.	731,130	0.5
759		Samsung SDI Co., Ltd.	438,552	0.3
21,146		Shinhan Financial Group Co., Ltd.	614,954	0.4
3,102		Shinsegae, Inc.	568,249	0.4
1,017		SK Chemicals Co. Ltd.	119,055	0.1
1,006		SK, Inc.	219,079	0.2
12,705		SK Hynix, Inc.	1,214,612	0.8
4,513	(1)	SK Square Co. Ltd.	470,334	0.3
6,981		SK Telecom Co., Ltd.	319,653	0.2
14,051		Woori Financial Group, Inc.	148,720	0.1
			13,622,811	9.4

		Taiwan: 14.7%
37,000		ASE Technology Holding Co. Ltd	134,874	0.1
67,000		Asia Cement Corp.	100,956	0.1
383,000		AU Optronics Corp.	275,906	0.2
126,000		China Steel Corp.	147,001	0.1
112,000		Evergreen Marine Corp. Taiwan Ltd.	496,069	0.3
14,420		Hiwin Technologies Corp.	147,497	0.1
68,000		HON HAI Precision Industry Co., Ltd.	251,968	0.2
678,000		Innolux Corp.	423,057	0.3
45,000		MediaTek, Inc.	1,631,279	1.1
71,000		Micro-Star International Co., Ltd.	415,464	0.3
23,000		Nan Ya Printed Circuit Board Corp.	513,768	0.4
326,000		Nanya Technology Corp.	866,450	0.6
9,000		Nien Made Enterprise Co. Ltd.	122,603	0.1
53,000		Novatek Microelectronics Corp., Ltd.	882,523	0.6
180,000		Powertech Technology, Inc.	639,560	0.4
56,000		Realtek Semiconductor Corp.	1,110,988	0.8
445,962		Taiwan Semiconductor Manufacturing Co., Ltd.	9,485,028	6.5
58,000		Unimicron Technology Corp.	473,628	0.3
345,000		United Microelectronics Corp.	789,804	0.5
153,000		Vanguard International Semiconductor Corp.	852,399	0.6
22,100		Wan Hai Lines Ltd.	124,154	0.1
430,000		Winbond Electronics Corp.	494,447	0.3
18,000		Yageo Corp.	294,027	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
90,000	(1) Yang Ming Marine Transport Corp.	$ 369,573	0.3
85,000	Zhen Ding Technology Holding Ltd.	298,012	0.2
		21,341,035	14.7

	Thailand: 1.4%
75,300	Central Retail Corp. PCL - Foreign	71,447	0.0
66,800	Electricity Generating PCL - Foreign	328,451	0.2
216,700	Indorama Ventures PCL - Foreign	251,604	0.2
310,900	Land & Houses PCL - Foreign	76,853	0.0
205,000	PTT Exploration & Production PCL	686,448	0.5
107,400	Siam Commercial Bank PCL - Foreign	387,725	0.3
290,600	Sri Trang Gloves Thailand PCL - Foreign	258,713	0.2
		2,061,241	1.4

	Turkey: 0.5%
789,078	Akbank TAS	375,854	0.3
449,842	Turkiye Garanti Bankasi A/S	375,300	0.2
		751,154	0.5

	United Arab Emirates: 1.5%
371,246	Abu Dhabi Commercial Bank PJSC	858,032	0.6
578,316	Emaar Properties PJSC	738,171	0.5
163,342	Emirates NBD Bank PJSC	587,226	0.4
		2,183,429	1.5

	Total Common Stock
	(Cost $123,433,483)	134,411,823	92.5

EXCHANGE-TRADED FUNDS: 2.0%
58,779	iShares MSCI Emerging Markets ETF	2,870,767	2.0

	Total Exchange-Traded Funds
	(Cost $2,971,857)	2,870,767	2.0

PREFERRED STOCK: 4.5%
	Brazil: 1.7%
222,594	Cia Energetica de Minas Gerais	522,647	0.3
39,077	Gerdau SA	178,708	0.1
249,025	Itausa SA	428,784	0.3
266,165	Petroleo Brasileiro SA	1,400,457	1.0
		2,530,596	1.7

	South Korea: 2.8%
74,079	Samsung Electronics Co., Ltd.	3,994,784	2.8

	Total Preferred Stock
	(Cost $5,379,001)	6,525,380	4.5

	Total Long-Term Investments
	(Cost $131,784,341)	143,807,970	99.0

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
1,783,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,783,000)	1,783,000	1.2

	Total Short-Term Investments
	(Cost $1,783,000)	1,783,000	1.2

	Total Investments in Securities (Cost $133,567,341)	$ 145,590,970	100.2
	Liabilities in Excess of Other Assets	(273,364)	(0.2)
	Net Assets	$ 145,317,606	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	23.4%
Financials	18.1
Consumer Discretionary	12.3
Communication Services	10.2
Materials	8.4
Energy	6.3
Consumer Staples	4.9
Industrials	4.4
Health Care	4.1
Real Estate	2.5
Utilities	2.4
Exchange-Traded Funds	2.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,130,925	$–	$–	$4,130,925
Chile	474,273	–	–	474,273
China	5,832,539	42,422,697	–	48,255,236
Colombia	646,010	–	–	646,010
Egypt	126,312	726,380	–	852,692
Hungary	–	628,913	–	628,913
India	–	16,165,553	–	16,165,553
Indonesia	–	3,794,072	–	3,794,072
Malaysia	895,944	573,707	–	1,469,651
Mexico	2,479,959	–	–	2,479,959
Philippines	571,685	267,055	–	838,740
Qatar	2,496,344	436,489	–	2,932,833
Russia	472,974	5,067,192	–	5,540,166
Saudi Arabia	893,547	1,506,311	–	2,399,858
South Africa	1,708,591	2,134,681	–	3,843,272
South Korea	–	13,622,811	–	13,622,811
Taiwan	–	21,341,035	–	21,341,035
Thailand	258,713	1,802,528	–	2,061,241
Turkey	751,154	–	–	751,154
United Arab Emirates	–	2,183,429	–	2,183,429
Total Common Stock	21,738,970	112,672,853	–	134,411,823
Exchange-Traded Funds	2,870,767	–	–	2,870,767
Preferred Stock	2,530,596	3,994,784	–	6,525,380
Short-Term Investments	1,783,000	–	–	1,783,000
Total Investments, at fair value	$28,923,333	$116,667,637	$–	$145,590,970
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(38,041)	$–	$(38,041)
Total Liabilities	$–	$(38,041)	$–	$(38,041)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

At November 30, 2021, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	BNP Paribas Bank	Call	12/03/21	USD	50.920	296,544	USD	14,278,801	$317,243	$(1,882)
iShares MSCI Emerging Markets ETF	Royal Bank of Canada	Call	12/17/21	USD	50.920	296,544	USD	14,278,801	$194,800	$(36,159)
									$512,043	$(38,041)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $133,979,659.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$24,877,107
Gross Unrealized Depreciation	(13,255,657)

Net Unrealized Appreciation	$11,621,450